Other Current Assets and Other Noncurrent Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Other Current Assets And Other Noncurrent Assets [Abstract]
Schedule of other assets [text block]
	December 31,
	2017	2018
	(in thousands)
Prepayment for equipment	$457,201	650,727
Refundable and overpaid tax	3,291,235	1,351,646
Long-term prepaid rents	1,412,026	1,364,111
Prepayments for purchases	2,053,554	230,793
Long-term receivables	1,790,400	930,001
Refundable deposits	515,148	716,097
Others	2,551,070	2,869,869
	12,070,634	8,113,244
Less: current	(6,631,130)	(2,941,598)
Noncurrent	$5,439,504	5,171,646